Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net (loss) income	$ (6,072)	$ 50,985	$ 24,098
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	241
Stock-based compensation expense	1,189
Shares received in settlement of litigation		(8,353)
Shares received in exchange for modification of license agreement		(3,116)
Gain on sale of patents			(1,280)
Tax provision contributed by Former Parent	(263)	1,564	2,704
Changes in operating assets and liabilities:
Accounts receivable	152
Inventories	94
Prepaid expenses and other current assets	(82)	(3)
Other assets	(23)
Accrued expenses	(346)	68
Accounts payable	(2,331)	1,740	389
Accounts payable - related parties	(2)	2
Accrued income taxes	(25,321)	24,633	691
Deferred tax liability	(4)
Total Adjustments	(26,696)	16,535	2,504
Net Cash (Used in) Provided By Operating Activities	(32,768)	67,520	26,602
Cash Flows From Investing Activities
Purchases of shares in investee	(500)	(1,601)
Proceeds from sale of shares in investee		286
Cash acquired through merger with Converted Organics	63
Proceeds from notes receivable acquired through merger with Converted Organics	517
Purchases of property and equipment	(111)
Proceeds from sale of patents, net of legal costs			1,280
Net Cash (Used in) Provided by Investing Activities	(31)	(1,315)	1,280
Cash Flows From Financing Activities
Repayment of loan from Former Parent	(33,943)	(2,470)	(157)
Repurchase and retirement of common stock	(205)
Net Cash Used in Financing Activities	(34,148)	(2,470)	(157)
Net (Decrease) Increase in Cash and Cash Equivalents	(66,947)	63,735	27,725
Cash and Cash Equivalents - Beginning	91,545	27,810	85
Cash and Cash Equivalents - Ending	24,598	91,545	27,810
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for income taxes	25,331
Non-cash investing and financing activities:
Distribution of investments as dividend	12,784
Leasehold improvements financed	35
Assets acquired and liabilities assumed:
Cash and cash equivalents	63
Accounts receivable	202
Inventory	128
Notes receivable	517
Other current assets	65
Property and equipment	928
Intangible assets - customer relationships	1,453
Goodwill	306
Accounts payable and accrued liabilities	(878)
Deferred tax liability	(43)
Total fair value of net assets acquired	2,741
Common stock issued to acquire Converted Organics net assets	$ 2,741